Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 70	[1]	$ 200,138	$ (745)	$ (186,040)	$ 13,423
Balance, shares at Dec. 31, 2022	[1]	294,325
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs of $756	[2]	$ 16	[1]	6,169			6,185
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs, shares	[1],[2]	31,667
Exercise of Pre-funded warrants	[2]	$ 123	[1]	(123)
Exercise of Pre-funded warrants, shares	[1],[2]	247,749
Stock-based compensation			[1]	892			892
Unrealized gain from marketable debt securities			[1]		291		291
Net loss			[1]			(6,912)	(6,912)
Balance at Dec. 31, 2023		$ 209	[1]	207,076	(454)	(192,952)	13,879
Balance, shares at Dec. 31, 2023	[1]	573,741
Exercise of Pre-funded warrants	[2]	$ 92	[1]	(92)
Exercise of Pre-funded warrants, shares	[1],[2]	186,723
Stock-based compensation			[1]	531			531
Unrealized gain from marketable debt securities			[1]		38		38
Net loss			[1]			(7,517)	(7,517)
Issuance of ordinary shares in relation to SEPA	[3]	$ 272	[1]	4,654			4,926
Issuance of ordinary shares in relation to SEPA, shares	[1],[3]	558,775
Issuance of SEPA Commitment Shares	[3]	$ 8	[1]	62			70
Issuance of SEPA Commitment Shares, shares	[1],[3]	15,784
Exercise of RSUs		$ 18	[1]	(18)
Exercise of RSUs, shares	[1]	36,528
Exercise of Warrants	[2]	$ 143	[1]	4,257			4,400
Exercise of Warrants, shares	[1],[2]	293,333
Balance at Dec. 31, 2024		$ 742	[1]	216,470	(416)	(200,469)	16,327
Balance, shares at Dec. 31, 2024	[1]	1,664,884
Stock-based compensation			[1]	546			546
Unrealized gain from marketable debt securities			[1]		113		113
Net loss			[1]			(10,309)	(10,309)
Issuance of ordinary shares in relation to SEPA	[3]	$ 604	[1]	803			1,407
Issuance of ordinary shares in relation to SEPA, shares	[1],[3]	1,076,326
Issuance of SEPA Commitment Shares	[3]	$ 8	[1]	20			28
Issuance of SEPA Commitment Shares, shares	[1],[3]	15,782
Exercise of RSUs		$ 76	[1]	(76)
Exercise of RSUs, shares	[1]	137,360
Share issuance (ATM)	[4]	$ 1,978	[1]	5,692			7,670
Issuance of ordinary shares in relation to SEPA, shares	[1],[4]	3,687,038
Balance at Dec. 31, 2025		$ 3,408	[1]	$ 223,455	$ (303)	$ (210,778)	$ 15,782
Balance, shares at Dec. 31, 2025	[1]	6,581,390

[1]	Retroactively adjusted to reflect the 12-1 reverse split that was effected in August 2024 (see Note 9A(2))
[2]	See also Note 9A(3)
[3]	See also Note 9A(4)
[4]	See also Note 9A(5)